Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases
Schedule of outstanding principal balances on finance lease facility

	As of
In thousands of U.S. Dollars	September 30, 2024	December 31, 2023
CMBFL / Shandong	—	54,237
Finance lease obligations	—	54,237
Amounts representing interest and deferred finance fees	—	(10,594)
Finance lease obligations, net of interest and deferred finance fees	—	43,643
Current portion of finance lease obligations	—	2,151
Current portion of deferred finance fees	—	(122)
Non-current portion of finance lease obligations	—	42,177
Non-current portion of deferred finance fees	—	(563)
Total finance lease obligations, net of deferred finance fees	—	43,643